Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2018
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Jun. 27, 2018
Document Effective Date	Jun. 28, 2018
Prospectus Date	Jun. 28, 2018
Dearborn Partners Rising Dividend Fund | Dearborn Partners Rising Dividend Fund - Class A Shares
Prospectus:
Trading Symbol	DRDAX
Dearborn Partners Rising Dividend Fund | Dearborn Partners Rising Dividend Fund - Class C Shares
Prospectus:
Trading Symbol	DRDCX
Dearborn Partners Rising Dividend Fund | Dearborn Partners Rising Dividend Fund - Class I Shares
Prospectus:
Trading Symbol	DRDIX